Major Events In The Period	12 Months Ended
Dec. 31, 2019
Disclosure Of Major Events In Period [Abstract]
Major Events In The Period
2.	MAJOR EVENTS IN THE PERIOD

2.1	Initial Public Offering on the Nasdaq Global Select Market

On March 29, 2019, Genfit completed a capital increase to a specified categories of investors, without preferential subscription rights, of an aggregate of

•	7,147,500 ordinary shares in the form of American Depositary Shares, each representing one ordinary share (“ADSs”), at a public offering price of $20.32 per ADS (the “ADS Offering”), and
•

500,000 ordinary shares in Europe (including France) and countries outside of the United States at the corresponding offering price of €18.00 per ordinary share (the “European Private Placement,” and together with the ADS Offering, the “Global Offering”).

The number of shares issued in the ADS Offering includes an additional 997,500 ADSs issued upon the full exercise by the underwriters for the Global Offering (the “Underwriters”) of their option to purchase additional ADSs (the “Underwriters’ Option”).

Aggregate gross proceeds of the Global Offering, before deducting underwriting discounts and commissions and offering expenses payable by the Company, were approximately US $155.4 million (or  €137.6 million based on the March 26, 2019 exchange rate of 0.88566 dollars to 1 euro). All of the ADSs and ordinary shares in the Global Offering were offered by GENFIT (see the consolidated statements of changes in equity.)

The ADSs have been listed for trading on Nasdaq since March 27, 2019.

The expenses incurred and deducted from the issue premium are broken down as follows:

Expenses related to the global offering
(in € thousands)
Registration, filling, listing fees	(290)
Underwriting	(9,634)
Legal fees and expenses	(1,225)
Accounting fees and expenses	(1,045)
Printing expenses	(160)
TOTAL	(12,354)

A total of €12.3 million of expenses were incurred, of which € 1.2 million   were incurred and recorded at December 31, 2018.

2.2.	Licensing Agreements

LabCorp Agreement

On January 2, 2019, the Company signed a licensing agreement with Covance, LabCorp’s drug development business. The licensing agreement will expand access to NIS4, a non-invasive IVD technology developed by Genfit to identify and monitor NASH patients, in the clinical research space. The primary focus of the licensing agreement will be to deploy NIS4 in the clinical research space through Covance’s central laboratories to further validate the test’s use for better identification and characterization of patients. Following commercial launch of NIS4 through Covance’s central laboratories, the Company expects to recognize revenues under this agreement during the course of 2020.

Terns Pharmaceuticals Agreement

On June 24, 2019, the Company signed a of a licensing and collaboration agreement with Terns Pharmaceuticals, an international company based in the United States and China, dedicated to the development of new therapies for the treatment of liver diseases.

Pursuant to the agreement, Terns Pharmaceuticals obtained the exclusive rights to develop and market elafibranor in mainland China, Hong Kong, Macau and Taiwan (“Greater China”) for both NASH and PBC.

The main terms of the agreement include:

•	An exclusive license with the right to sublicense to develop, manufacture, distribute and market elafibranor for the treatment of patients suffering from NASH and PBC in Greater China;
•	The Company’s undertaking to transfer to Terns Pharmaceuticals its know-how and data regarding elafibranor;
•	The Company’s undertaking to provide, or have provided to Terns Pharmaceuticals the drug product it requires for its clinical trials.

As part of the deal, GENFIT and Terns Pharmaceuticals will also undertake joint R&D projects in liver disease, including the development of elafibranor in combination with Terns Pharmaceuticals’ proprietary compounds.

Under the terms of the licensing agreement, GENFIT has received or may receive:

•	A $35 million upfront payment upon the signature of the agreement, received on July 3, 2019;
•	Clinical and regulatory milestone payments;
•	Commercial milestone payments;
•	Mid-teen percentage royalties based on sales in the territory.

The potential clinical, regulatory and commercial milestone payments represent up to USD$193 million.

2.3.	Extension of corporate headquarters

In May 2018, Genfit signed an agreement with the lessor of its corporate headquarters to extend in 2019 the current lease, that was at the time set to expire in 2022, for another ten years and to lease for ten years a new building to be built on the same premises. The new lease agreement is non-cancellable for a nine year period beginning in 2019.

Pursuant to the agreement, Genfit acted as agent of the lessor for the construction of the new building and was responsible for the cost of its construction.  The agreement provides that the lessor must reimburse Genfit for costs of construction up to €2.5 million. All costs incurred above €2.5 million will be assumed by Genfit.